Investments - Summary of Participant-Directed and Nonparticipant-Directed Investments in Company Common Stock (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Appraised value	$ 179,297,075	$ 163,758,895
Nonparticipant-Directed
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Appraised value	$ 69,211,073	$ 62,310,419
Company Common Stock
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of shares	1,385,754	1,454,243
Appraised value	$ 105,317,304	$ 95,252,916
Company Common Stock | Participant-Directed
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of shares	484,815	580,554
Appraised value	$ 36,845,940	$ 38,026,286
Company Common Stock | Nonparticipant-Directed
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of shares	900,939	873,689
Appraised value	$ 68,471,364	$ 57,226,630